Performance Management	Jun. 28, 2025
Pzena Mid Cap Value Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]	The following information provides some indication of the risks of investing in the Mid Cap Fund. The bar chart shows the annual returns for the Fund’s Institutional Class shares from year to year. The table shows how the Fund’s average annual returns for 1-year, 5-years, 10-years and since inception periods compare with those of a broad measure of market performance and a secondary benchmark more representative of the Fund’s strategy. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.pzenafunds.com or by calling the Fund toll-free at 1-844-796-1996 (844-PZN-1996).
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following information provides some indication of the risks of investing in the Mid Cap Fund.
Performance Additional Market Index [Text]	The table shows how the Fund’s average annual returns for 1-year, 5-years, 10-years and since inception periods compare with those of a broad measure of market performance and a secondary benchmark more representative of the Fund’s strategy.
Bar Chart [Heading]	Calendar Year Total Returns as of December 31 – Institutional Class
Bar Chart Closing [Text Block]
The Fund’s calendar year-to-date return as of March 31, 2025 was -3.51%. During the period of time shown in the bar chart, the highest return for a calendar quarter was 37.60% (quarter ended December 31, 2020) and the lowest return for a calendar quarter was -42.23% (quarter ended March 31, 2020).

Year to Date Return, Label [Optional Text]	year-to-date return
Bar Chart, Year to Date Return	(3.51%)
Bar Chart, Year to Date Return, Date	Mar. 31, 2025
Highest Quarterly Return, Label [Optional Text]	highest return
Highest Quarterly Return	37.60%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	lowest return
Lowest Quarterly Return	(42.23%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns(For the period ended December 31, 2024)
Performance Table Uses Highest Federal Rate	The after-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold shares of the Mid Cap Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table Explanation after Tax Higher	The Return After Taxes on Distributions and Sale of Fund Shares is higher than other return figures when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.
Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown only for the Institutional Class; after-tax returns for the Investor Class will vary to the extent it has different expenses.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Table Closing [Text Block]	The after-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold shares of the Mid Cap Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). After-tax returns are shown only for the Institutional Class; after-tax returns for the Investor Class will vary to the extent it has different expenses. The Return After Taxes on Distributions and Sale of Fund Shares is higher than other return figures when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.
Performance Availability Website Address [Text]	www.pzenafunds.com
Performance Availability Phone [Text]	1-844-796-1996
Pzena Small Cap Value Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]	The following information provides some indication of the risks of investing in the Small Cap Fund. The bar chart shows the annual returns for the Fund’s Institutional Class shares from year to year. The table shows how the Fund’s average annual returns for 1-year, 5-years and since inception periods compare with those of a broad measure of market performance and a secondary benchmark more representative of the Fund’s strategy. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.pzenafunds.com or by calling the Fund toll-free at 1-844-796-1996 (844-PZN-1996).
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following information provides some indication of the risks of investing in the Small Cap Fund.
Performance Additional Market Index [Text]	The table shows how the Fund’s average annual returns for 1-year, 5-years and since inception periods compare with those of a broad measure of market performance and a secondary benchmark more representative of the Fund’s strategy.
Bar Chart [Heading]	Calendar Year Total Returns as of December 31 – Institutional Class
Bar Chart Closing [Text Block]	The Fund’s calendar year-to-date return as of March 31, 2025 was -11.42%. During the period of time shown in the bar chart, the highest return for a calendar quarter was 39.95% (quarter ended December 31, 2020) and the lowest return for a calendar quarter was -42.61% (quarter ended March 31, 2020).
Year to Date Return, Label [Optional Text]	year-to-date return
Bar Chart, Year to Date Return	(11.42%)
Bar Chart, Year to Date Return, Date	Mar. 31, 2025
Highest Quarterly Return, Label [Optional Text]	highest return
Highest Quarterly Return	39.95%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	lowest return
Lowest Quarterly Return	(42.61%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns(For the period ended December 31, 2024)
Performance Table Uses Highest Federal Rate	The after-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold shares of the Small Cap Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table Explanation after Tax Higher	The Return After Taxes on Distributions and Sale of Fund Shares is higher than other return figures when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.
Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown only for the Institutional Class; after-tax returns for the Investor Class will vary to the extent it has different expenses.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Table Closing [Text Block]
The after-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold shares of the Small Cap Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). After-tax returns are shown only for the Institutional Class; after-tax returns for the Investor Class will vary to the extent it has different expenses. The Return After Taxes on Distributions and Sale of Fund Shares is higher than other return figures when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.

Performance Availability Website Address [Text]	www.pzenafunds.com
Performance Availability Phone [Text]	1-844-796-1996
Pzena Emerging Markets Value Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]	The following information provides some indication of the risks of investing in the Emerging Markets Fund. The bar chart shows the annual returns for the Fund’s Institutional Class shares from year to year. The table shows how the Fund’s average annual returns for 1-year, 5-years, 10-years and since inception periods compare with those of a broad measure of market performance and a secondary benchmark more representative of the Fund’s strategy. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.pzenafunds.com or by calling the Fund toll-free at 1-844-796-1996 (844-PZN-1996).
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following information provides some indication of the risks of investing in the Emerging Markets Fund.
Performance One Year or Less [Text]	After-tax returns are shown only for the Institutional Class; after-tax returns for the Investor Class will vary to the extent it has different expenses.
Performance Additional Market Index [Text]	The table shows how the Fund’s average annual returns for 1-year, 5-years, 10-years and since inception periods compare with those of a broad measure of market performance and a secondary benchmark more representative of the Fund’s strategy.
Bar Chart [Heading]	Calendar Year Total Returns as of December 31 – Institutional Class
Bar Chart Closing [Text Block]	The Fund’s calendar year-to-date return as of March 31, 2025 was 6.31%. During the period of time shown in the bar chart, the highest return for a calendar quarter was 29.41% (quarter ended December 31, 2020) and the lowest return for a calendar quarter was -32.89% (quarter ended March 31, 2020).
Year to Date Return, Label [Optional Text]	year-to-date return
Bar Chart, Year to Date Return	6.31%
Bar Chart, Year to Date Return, Date	Mar. 31, 2025
Highest Quarterly Return, Label [Optional Text]	highest return
Highest Quarterly Return	29.41%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	lowest return
Lowest Quarterly Return	(32.89%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns(For the period ended December 31, 2024)
Performance Table Uses Highest Federal Rate	The after-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold shares of the Emerging Markets Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table Explanation after Tax Higher	The Return After Taxes on Distributions and Sale of Fund Shares is higher than other return figures when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Table Closing [Text Block]
The after-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold shares of the Emerging Markets Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). After-tax returns are shown only for the Institutional Class; after-tax returns for the Investor Class will vary to the extent it has different expenses. The Return After Taxes on Distributions and Sale of Fund Shares is higher than other return figures when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.

Performance Availability Website Address [Text]	www.pzenafunds.com
Performance Availability Phone [Text]	1-844-796-1996
Pzena International Small Cap Value Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]	The following information provides some indication of the risks of investing in the International Small Cap Fund. The bar chart shows the annual returns for the Fund’s Institutional Class shares from year to year. The table shows how the Fund’s average annual returns for 1-year, 5-years, and since inception periods compare with those of a broad measure of market performance and additional secondary benchmarks more representative of the Fund’s strategy. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.pzenafunds.com or by calling the Fund toll-free at 1-844-796-1996 (844-PZN-1996).
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following information provides some indication of the risks of investing in the International Small Cap Fund.
Performance Additional Market Index [Text]	The table shows how the Fund’s average annual returns for 1-year, 5-years, and since inception periods compare with those of a broad measure of market performance and additional secondary benchmarks more representative of the Fund’s strategy.
Bar Chart [Heading]	Calendar Year Total Returns as of December 31 – Institutional Class
Bar Chart Closing [Text Block]	The Fund’s calendar year-to-date return as of March 31, 2025 was 2.63%. During the period of time shown in the bar chart, the highest return for a calendar quarter was 27.26% (quarter ended December 31, 2020) and the lowest return for a calendar quarter was -42.15% (quarter ended March 31, 2020).
Year to Date Return, Label [Optional Text]	year-to-date return
Bar Chart, Year to Date Return	2.63%
Bar Chart, Year to Date Return, Date	Mar. 31, 2025
Highest Quarterly Return, Label [Optional Text]	highest return
Highest Quarterly Return	27.26%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	lowest return
Lowest Quarterly Return	(42.15%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns(For the period ended December 31, 2024)
Performance Table Uses Highest Federal Rate	The after-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold shares of the International Small Cap Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table Explanation after Tax Higher	The Return After Taxes on Distributions and Sale of Fund Shares is higher than other return figures when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.
Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown only for the Institutional Class; after-tax returns for the Investor Class will vary to the extent it has different expenses.
Performance Table Closing [Text Block]
The after-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold shares of the International Small Cap Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). After-tax returns are shown only for the Institutional Class; after-tax returns for the Investor Class will vary to the extent it has different expenses. The Return After Taxes on Distributions and Sale of Fund Shares is higher than other return figures when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.

Performance Availability Website Address [Text]	www.pzenafunds.com
Performance Availability Phone [Text]	1-844-796-1996
Pzena International Value Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The following information provides some indication of the risks of investing in the International Value Fund. The bar chart shows the annual returns for the Fund’s Institutional Class shares from year to year. The table shows how the Fund’s average annual returns for 1-year and since inception periods compare with those of a broad measure of market performance and a secondary benchmark more representative of the Fund’s strategy. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.pzenafunds.com or by calling the Fund toll-free at 1-844-796-1996 (844-PZN-1996).
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following information provides some indication of the risks of investing in the International Value Fund.
Performance One Year or Less [Text]	After-tax returns are shown only for the Institutional Class; after-tax returns for the Investor Class will vary to the extent it has different expenses.
Performance Additional Market Index [Text]	The table shows how the Fund’s average annual returns for 1-year and since inception periods compare with those of a broad measure of market performance and a secondary benchmark more representative of the Fund’s strategy.
Bar Chart [Heading]	Calendar Year Total Returns as of December 31 – Institutional Class
Bar Chart Closing [Text Block]
The Fund’s calendar year-to-date return as of March 31, 2025 was 10.42%. During the period of time shown in the bar chart, the highest return for a calendar quarter was 21.56% (quarter ended December 31, 2022) and the lowest return for a calendar quarter was -12.50% (quarter ended June 30, 2022).

Year to Date Return, Label [Optional Text]	year-to-date return
Bar Chart, Year to Date Return	10.42%
Bar Chart, Year to Date Return, Date	Mar. 31, 2025
Highest Quarterly Return, Label [Optional Text]	highest return
Highest Quarterly Return	21.56%
Highest Quarterly Return, Date	Dec. 31, 2022
Lowest Quarterly Return, Label [Optional Text]	lowest return
Lowest Quarterly Return	(12.50%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Performance Table Heading	Average Annual Total Returns(For the period ended December 31, 2024)
Performance Table Uses Highest Federal Rate	The after-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold shares of the International Value Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table Explanation after Tax Higher	The Return After Taxes on Distributions and Sale of Fund Shares is higher than other return figures when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Table Closing [Text Block]
The after-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold shares of the International Value Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). After-tax returns are shown only for the Institutional Class; after-tax returns for the Investor Class will vary to the extent it has different expenses. The Return After Taxes on Distributions and Sale of Fund Shares is higher than other return figures when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.

Performance Availability Website Address [Text]	www.pzenafunds.com
Performance Availability Phone [Text]	1-844-796-1996